UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-09174

Aegis Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

 (Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      8/31

Date of reporting period:   11/30/08

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

	Shares	Market Value
Common Stock - 98.2%
Consumer Discretionary - 29.8%
Auto Components - 5.9%
Cooper Tire & Rubber Co.	220,000	$1,053,800
Dana Holding Corp. (1)	963,994	915,794
Superior Industries International, Inc.	283,893	3,472,011
		5,441,605
Automobiles - 1.3%
Coachmen Industries, Inc. (1)	677,049	1,150,983

Distributors - 5.3%
Audiovox Corp. Class A (1)	590,097	3,428,464
Handleman Co. (1)(2)	1,381,500	1,478,205
		4,906,669
Hotels, Restaurants & Leisure - 1.9%
Bowl America, Inc. Class A	9,481	90,070
J. Alexander's Corp.	120,010	270,023
Lodgian, Inc. (1)	158,300	348,260
Luby's, Inc. (1)	230,603	1,010,041
		1,718,394
Household Durables - 6.7%
Bassett Furniture Industries, Inc. (2)	943,818	4,011,226
M/I Homes, Inc.	111,200	1,172,048
Meritage Homes Corp. (1)	79,469	985,416
		6,168,690
Leisure Equipment & Products - 1.2%
Head NV (1)	1,776,700	1,059,572

Media - 1.2%
Fisher Communications, Inc.	48,668	1,090,163
Young Broadcasting, Inc. Class A (1)	344,994	13,800
		1,103,963
Multiline Retail - 2.9%
Dillard's, Inc. Class A	228,000	834,480
Duckwall-ALCO Stores, Inc. (1)	178,070	1,809,191
		2,643,671
Specialty Retail - 0.5%
Books-A-Million, Inc.	150,291	329,137
Pep Boys - Manny, Moe & Jack	21,200	95,400
		424,537
Textiles, Apparel & Luxury Goods - 2.9%
Delta Apparel, Inc. (1)(2)	430,846	1,953,887
Tandy Brands Accessories, Inc.	313,276	693,906
		2,647,793
Total Consumer Discretionary		27,265,877
Consumer Staples - 0.4%
Food Products - 0.4%
John B. Sanfilippo & Son, Inc. (1)	62,411	347,629
Energy - 7.8%

Energy Equipment & Services - 1.4%
Leader Energy Services Ltd. (1)	526,300	25,462
Patterson-UTI Energy, Inc.	100,000	1,249,000
		1,274,462
Oil, Gas & Consumable Fuels - 6.4%
Brigham Exploration Co. (1)	475,500	1,440,765
Meridian Resource Corp. (1)	2,314,800	2,175,912
Tesoro Corp.	244,600	2,247,874
		5,864,551
Total Energy		7,139,013
Financials - 26.1%
Capital Markets - 2.1%
BKF Capital Group, Inc.	331,200	331,200
FBR Capital Markets Corp. (1)	308,525	1,542,625
		1,873,825
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	10,433

Consumer Finance - 1.5%
Advanta Corp. Class A	108,477	222,378
Advanta Corp. Class B	373,980	1,103,241
		1,325,619
Diversified Financial Services - 5.8%
California First National Bancorp.	381,475	3,101,392
Marlin Business Services Corp. (1)	147,232	655,182
Medallion Financial Corp.	217,592	1,523,144
		5,279,718
Insurance - 11.2%
Old Republic International Corp.	340,800	3,496,608
PMA Capital Corp. Class A (1)	840,311	4,243,571
Specialty Underwriters' Alliance, Inc. (1)(2)	913,462	2,557,694
		10,297,873
Real Estate Investment Trusts - 4.0%
Brandywine Realty Trust	187,208	921,063
BRT Realty Trust	404,034	1,183,820
Friedman, Billings, Ramsey Group, Inc. Class A (1)	3,745,542	749,108
HRPT Properties Trust	260,100	717,876
Vestin Realty Mortgage I, Inc.	26,809	63,135
		3,635,002
Thrifts & Mortgage Finance - 1.5%
B of I Holding, Inc. (1)	328,792	1,311,880
First Federal of Northern Michigan Bancorp, Inc.	35,640	98,010
		1,409,890
Total Financials		23,832,360
Industrials - 18.6%
Aerospace/Defense - 5.5%
Allied Defense Group, Inc. (1)(2)	801,070	4,630,184
Sypris Solutions, Inc.	496,874	372,656
		5,002,840
Airlines - 0.7%
MAIR Holdings, Inc. (1)(2)(3)	1,360,922	639,633

Machinery - 7.1%
Hardinge, Inc.	252,921	991,450
Tecumseh Products Co., Class A (1)	97,450	1,151,859
Tecumseh Products Co., Class B (1)(2)	395,621	4,442,824
		6,586,133
Marine - 3.1%
International Shipholding Corp.	126,869	2,791,118

Professional Services - 1.7%
Spherion Corp. (1)	683,713	1,538,354

Road & Rail - 0.4%
Covenant Transport, Inc. Class A (1)	223,121	334,682

Trading Companies & Distributors - 0.1%
Huttig Building Products, Inc. (1)	90,033	63,023
Total Industrials		16,955,783
Information Technology - 1.6%
Electronic Equipment & Instruments - 0.6%
Frequency Electronics, Inc. (1)	211,190	549,094
Sielox, Inc. (1)	166,783	14,010
		563,104
IT Services - 0.1%
Technology Solutions Co. (1)	38,129	47,661

Semiconductors & Semiconductor Equipment - 0.9%
ChipMOS TECHNOLOGIES (Bermuda) LTD. (1)	662,600	185,528
LTX-Credence Corp. (1)	145,632	53,884
Spansion, Inc. Class A (1)	2,311,400	577,850
		817,262
Total Information Technology		1,428,027
Materials - 13.9%
Chemicals - 6.2%
American Pacific Corp. (1)(2)	557,782	5,655,909

Containers & Packaging - 0.4%
Mod-Pac Corp. (1)(2)	159,725	343,409

Metals & Mining - 6.9%
Amerigo Resources Ltd.	1,682,600	501,985
Horsehead Holding Corp. (1)(2)	1,843,864	5,715,979
Mercator Minerals Ltd. (1)	9,500	4,516
Yamana Gold, Inc.	3,289	19,109
		6,241,589
Paper & Forest Products - 0.4%
Canfor Corp. (1)	70,100	408,097
Total Materials		12,649,004
Telecommunication Services - 0.0%
Diversified Telecommunication - 0.0%
IDT Corp. (1)	10,000	3,800
IDT Corp. Class B (1)	86,000	36,980
Integrated Telecom Express, Inc. (1)(3)	308,300	3,083
		43,863

Total Common Stock
(Cost $223,119,653)		89,661,556

Investment Companies - 0.4%
Canfor Pulp Income Fund	77,349	183,363
Federated Prime Obligations Fund, 2.10% (4)	193,793	193,793
Total Investment Companies
(Cost $505,176)		377,156

Total Investments - 98.6%
(Cost $223,624,829) (5)		90,038,712
Other Assets and Liabilities - 1.4%		1,284,013
Net Assets - 100.0%		$91,322,725

(1) Non-income producing securities
(2) Affiliated Company – The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.
(4) Represents 7-day effective yield as of November 30, 2008.
(5) At November 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments		$224,093,359
Gross unrealized appreciation		$3,283,710
Gross unrealized depreciation		<137,338,357	>
Net unrealized depreciation on investments	$	<134,054,647	>

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Allied Defense Group, Inc.	$5,735,122	$0	$5,897	$0	$4,630,184
American Pacific Corp.	9,624,086	0	11,404	0	5,655,909
Bassett Furniture Industries, Inc.	9,702,449	0	0	94,382	4,011,226
Delta Apparel, Inc.	2,994,380	0	0	0	1,953,887
Handleman Co.	2,666,295	0	0	0	1,478,205
Horsehead Holding Corp.	9,720,954	4,217,359	0	0	5,715,979
MAIR Holdings, Inc.	1,592,279	0	0	0	639,633
Mod-Pac Corp.	658,067	0	0	0	343,409
Specialty Underwriters' Alliance, Inc.	4,795,676	0	0	0	2,557,694
Tecumseh Products Co., Class B	10,013,167	0	0	0	4,442,824
Total	$57,502,475	$4,217,359	$17,301	$94,382	$31,428,950

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 11/30/2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 89,202,203	-
Level 2 – Other Significant Observable Inputs	$ 193,793	-
Level 3 – Significant Unobservable Inputs	$ 642,716	-
Total	$ 90,038,712	-

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At November 30, 2008, the Fund had no financial instruments subject to this disclosure.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment in Securities	Other Financial Instruments
Beginning balance 9/1/08	$ 1,595,362	-
Realized gain/loss	-	-
Changes in unrealized appreciation (depreciation)	$ (952,646)	-
Net purchases (sales)	-	-
Transfers in/out of Level 3	-	-
Ending balance 11/30/08	$ 642,716	-

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  January 28, 2009

By (Signature and Title) /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  January 28, 2009